Recently Adopted Accounting Standards - Summary Of Detailed Information About Impacts On Adoption Of IFRS16 (Detail) - IFRS16 [Member] ₩ in Millions	Jan. 01, 2019 KRW (₩)
Impact on assets:
Right-of-use assets presented in property and equipment	₩ 654,449
Increase in accounts receivable – other (lease receivables)	31,355
Adjustments in property and equipment and intangible assets	(3,387)
Decrease in advanced payments and others	(52,638)
Impacts on assets	629,779
Impact on liabilities:
Increase in lease liabilities	663,827
Decrease in deferred tax liabilities	(9,359)
Impacts on liabilities	654,468
Decrease in retained earnings	(24,186)
Decrease in non-controlling interests	₩ (503)